JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)

LONG POSITIONS — 102.1%
COMMON STOCKS — 50.2%
Australia — 0.7%
Afterpay Ltd. *	—	(a)	3
AGL Energy Ltd.	—	(a)	1
Ampol Ltd.	—	(a)	2
APA Group	—	(a)	2
Aristocrat Leisure Ltd.	—	(a)	8
ASX Ltd.	—	(a)	6
Aurizon Holdings Ltd.	1		2
Australia & New Zealand Banking Group Ltd.	1		22
BHP Group Ltd.	1		34
BHP Group plc	10		246
BlueScope Steel Ltd.	—	(a)	1
Brambles Ltd.	1		6
Cochlear Ltd.	—	(a)	3
Coles Group Ltd.	1		12
Commonwealth Bank of Australia	1		59
Computershare Ltd.	—	(a)	2
CSL Ltd.	—	(a)	45
Endeavour Group Ltd.	1		4
Fortescue Metals Group Ltd.	—	(a)	4
Goodman Group, REIT	1		15
GPT Group (The), REIT	2		7
Insurance Australia Group Ltd.	2		6
LendLease Corp. Ltd.	—	(a)	3
Macquarie Group Ltd.	—	(a)	22
Medibank Pvt Ltd.	2		5
Mirvac Group, REIT	6		13
National Australia Bank Ltd.	1		20
Newcrest Mining Ltd.	—	(a)	7
Oil Search Ltd.	3		8
Origin Energy Ltd.	1		4
QBE Insurance Group Ltd.	1		7
Ramsay Health Care Ltd.	—	(a)	6
REA Group Ltd.	—	(a)	2
Rio Tinto Ltd.	—	(a)	17
Rio Tinto plc	3		176
Santos Ltd.	—	(a)	2
South32 Ltd.	2		4
Stockland, REIT	1		3
Sydney Airport *	1		5
Tabcorp Holdings Ltd.	1		3
Telstra Corp. Ltd.	3		8
Transurban Group	1		10
Wesfarmers Ltd.	—	(a)	17
Westpac Banking Corp.	2		31
Woolworths Group Ltd.	1		20

			883

Austria — 0.1%
Erste Group Bank AG	2		98

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	—	(a)	12
KBC Group NV	3		300

			312

Canada — 0.5%
Brookfield Asset Management, Inc., Class A	—	(a)	19
Canadian National Railway Co.	2		223
Canadian Pacific Railway Ltd.	—	(a)	15
Fairfax Financial Holdings Ltd.	—	(a)	50
TC Energy Corp.	2		119
Toronto-Dominion Bank (The)	3		211

			637

China — 0.8%
Alibaba Group Holding Ltd. *	10		176
Bilibili, Inc., Class Z *	1		91
BOC Hong Kong Holdings Ltd.	3		9
Budweiser Brewing Co. APAC Ltd. (b)	1		2
NXP Semiconductors NV	2		417
Prosus NV *	—	(a)	39
Tencent Holdings Ltd.	5		274
Wilmar International Ltd.	1		4

			1,012

Denmark — 1.0%
Carlsberg A/S, Class B	1		132
DSV A/S	—	(a)	13
Genmab A/S *	—	(a)	16
Novo Nordisk A/S, Class B	9		855
Orsted A/S (b) (c)	2		207
Vestas Wind Systems A/S (c)	1		30

			1,253

Finland — 0.3%
Elisa OYJ	—	(a)	25
Kone OYJ, Class B	2		164
Neste OYJ	—	(a)	22
Nordea Bank Abp	18		234

			445

France — 2.5%
Air Liquide SA	—	(a)	58
Airbus SE *	3		400
Alstom SA	—	(a)	14
Arkema SA	—	(a)	17
AXA SA	1		20
BioMerieux	—	(a)	3
BNP Paribas SA	1		65
Capgemini SE	2		469
Dassault Systemes SE	1		42
EssilorLuxottica SA	—	(a)	24
Hermes International	—	(a)	12
Kering SA	—	(a)	58
L’Oreal SA	1		307
LVMH Moet Hennessy Louis Vuitton SE	1		431
Pernod Ricard SA	—	(a)	55
Safran SA	2		263
Sanofi	—	(a)	47
Societe Generale SA	9		279
Thales SA	—	(a)	8
TotalEnergies SE (c)	1		68
Veolia Environnement SA (c)	2		49
Vinci SA	5		552

			3,241

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

Germany — 1.9%
adidas AG	2		580
Allianz SE (Registered)	3		571
BASF SE	1		44
Bayer AG (Registered)	1		28
Daimler AG (Registered)	—	(a)	27
Deutsche Boerse AG	—	(a)	14
Deutsche Post AG (Registered)	3		179
Deutsche Telekom AG (Registered)	4		80
Infineon Technologies AG	1		61
Merck KGaA	—	(a)	38
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	—	(a)	62
RWE AG	4		143
SAP SE	—	(a)	66
Siemens AG (Registered)	—	(a)	71
Volkswagen AG (Preference)	2		407
Vonovia SE	1		31
Zalando SE * (b)	—	(a)	36

			2,438

Hong Kong — 0.6%
AIA Group Ltd.	32		373
CK Asset Holdings Ltd.	1		6
CK Infrastructure Holdings Ltd.	1		3
CLP Holdings Ltd.	1		10
Hang Seng Bank Ltd.	—	(a)	5
HKT Trust & HKT Ltd.	2		3
Hong Kong & China Gas Co. Ltd.	2		4
Hong Kong Exchanges & Clearing Ltd.	5		276
Hongkong Land Holdings Ltd.	1		3
Jardine Matheson Holdings Ltd.	—	(a)	5
Link, REIT	1		9
MTR Corp. Ltd.	1		5
New World Development Co. Ltd.	1		2
Power Assets Holdings Ltd.	1		3
Sun Hung Kai Properties Ltd.	1		6
Techtronic Industries Co. Ltd.	1		10
WH Group Ltd. (b)	5		4
Wharf Real Estate Investment Co. Ltd.	1		5
Xinyi Glass Holdings Ltd.	1		3

			735

India — 0.4%
HDFC Bank Ltd., ADR	6		462

Indonesia — 0.1%
Bank Central Asia Tbk. PT	76		185

Ireland — 0.2%
CRH plc	1		26
Kingspan Group plc	—	(a)	29
Kingspan Group plc	—	(a)	21
Ryanair Holdings plc, ADR *	2		186

			262

Italy — 0.3%
Enel SpA	3		24
Ferrari NV	—	(a)	50
FinecoBank Banca Fineco SpA *	2		45
UniCredit SpA	22		293

			412

Japan — 2.6%
Advantest Corp.	—	(a)	9
Aeon Co. Ltd.	—	(a)	5
AGC, Inc.	—	(a)	15
Aisin Corp.	—	(a)	4
Ajinomoto Co., Inc.	1		15
Asahi Group Holdings Ltd.	1		29
Asahi Kasei Corp.	2		19
Astellas Pharma, Inc.	1		8
Bridgestone Corp.	1		28
Canon, Inc.	1		15
Capcom Co. Ltd.	—	(a)	8
Casio Computer Co. Ltd.	1		12
Central Japan Railway Co.	—	(a)	32
Chubu Electric Power Co., Inc.	1		7
Chugai Pharmaceutical Co. Ltd.	—	(a)	7
CyberAgent, Inc.	1		10
Dai Nippon Printing Co. Ltd.	—	(a)	2
Dai-ichi Life Holdings, Inc.	—	(a)	2
Daiichi Sankyo Co. Ltd.	1		37
Daikin Industries Ltd.	—	(a)	22
Daito Trust Construction Co. Ltd.	—	(a)	12
Daiwa House Industry Co. Ltd.	1		17
Denso Corp.	—	(a)	13
Dentsu Group, Inc.	—	(a)	15
East Japan Railway Co.	—	(a)	7
Eisai Co. Ltd.	—	(a)	8
ENEOS Holdings, Inc.	1		2
FANUC Corp.	—	(a)	44
Fuji Electric Co. Ltd.	—	(a)	18
FUJIFILM Holdings Corp.	—	(a)	17
Fujitsu Ltd.	—	(a)	36
Hisamitsu Pharmaceutical Co., Inc.	—	(a)	8
Hitachi Ltd.	1		47
Honda Motor Co. Ltd.	2		71
Hoya Corp.	—	(a)	47
Inpex Corp.	1		5
Isuzu Motors Ltd.	1		17
ITOCHU Corp.	1		32
Japan Airlines Co. Ltd. *	—	(a)	5
Japan Exchange Group, Inc.	1		15
Japan Metropolitan Fund Invest, REIT	—	(a)	4
Japan Post Holdings Co. Ltd. *	—	(a)	2
Japan Post Insurance Co. Ltd.	—	(a)	2
Japan Real Estate Investment Corp., REIT	—	(a)	12
Japan Tobacco, Inc.	—	(a)	6
Kansai Electric Power Co., Inc. (The)	1		5
Kao Corp.	—	(a)	24
KDDI Corp.	1		26
Keyence Corp.	—	(a)	239
Kintetsu Group Holdings Co. Ltd. *	—	(a)	13
Kirin Holdings Co. Ltd.	1		9
Komatsu Ltd.	—	(a)	7
Konami Holdings Corp.	—	(a)	13
Kubota Corp.	1		23
Kyocera Corp.	—	(a)	19
Kyowa Kirin Co. Ltd.	4		130
M3, Inc.	—	(a)	21

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

MEIJI Holdings Co. Ltd.	—	(a)	6
Mercari, Inc. *	—	(a)	6
MINEBEA MITSUMI, Inc.	1		13
MISUMI Group, Inc.	—	(a)	17
Mitsubishi Chemical Holdings Corp.	1		13
Mitsubishi Corp.	1		31
Mitsubishi Electric Corp.	1		14
Mitsubishi Estate Co. Ltd.	—	(a)	5
Mitsubishi Heavy Industries Ltd.	—	(a)	3
Mitsubishi UFJ Financial Group, Inc.	10		61
Mitsui & Co. Ltd.	1		22
Mitsui Chemicals, Inc.	—	(a)	10
Mitsui Fudosan Co. Ltd.	1		24
Mizuho Financial Group, Inc.	1		12
MonotaRO Co. Ltd.	—	(a)	2
MS&AD Insurance Group Holdings, Inc.	—	(a)	7
Murata Manufacturing Co. Ltd.	—	(a)	35
Nabtesco Corp.	—	(a)	8
Nidec Corp.	—	(a)	33
Nihon M&A Center Holdings, Inc.	—	(a)	3
Nintendo Co. Ltd.	—	(a)	48
Nippon Building Fund, Inc., REIT	—	(a)	13
Nippon Express Co. Ltd.	—	(a)	7
Nippon Paint Holdings Co. Ltd.	—	(a)	4
Nippon Prologis REIT, Inc., REIT	—	(a)	10
Nippon Steel Corp.	1		13
Nippon Telegraph & Telephone Corp.	1		36
Nippon Yusen KK	—	(a)	15
Nissan Motor Co. Ltd. *	1		7
Nitori Holdings Co. Ltd.	—	(a)	20
Nomura Holdings, Inc.	1		4
Nomura Research Institute Ltd.	—	(a)	15
Obayashi Corp.	1		10
Olympus Corp.	1		20
Ono Pharmaceutical Co. Ltd.	1		18
Oriental Land Co. Ltd.	—	(a)	16
ORIX Corp.	1		22
Otsuka Corp.	—	(a)	15
Otsuka Holdings Co. Ltd.	—	(a)	9
Pan Pacific International Holdings Corp.	—	(a)	6
Panasonic Corp.	1		6
Rakuten Group, Inc.	1		9
Recruit Holdings Co. Ltd.	1		61
Rohm Co. Ltd.	—	(a)	19
Ryohin Keikaku Co. Ltd.	1		20
SBI Holdings, Inc.	—	(a)	7
Secom Co. Ltd.	—	(a)	7
Sekisui House Ltd.	1		19
Seven & i Holdings Co. Ltd.	1		36
Shimadzu Corp.	—	(a)	13
Shin-Etsu Chemical Co. Ltd.	—	(a)	51
Shionogi & Co. Ltd.	—	(a)	21
Shiseido Co. Ltd.	—	(a)	13
SMC Corp.	—	(a)	125
SoftBank Corp.	1		12
SoftBank Group Corp.	1		40
Sompo Holdings, Inc.	—	(a)	4
Sony Group Corp.	3		322
Stanley Electric Co. Ltd.	—	(a)	3
Sumitomo Electric Industries Ltd.	1		9
Sumitomo Metal Mining Co. Ltd.	—	(a)	14
Sumitomo Mitsui Financial Group, Inc.	1		35
Sumitomo Mitsui Trust Holdings, Inc.	—	(a)	14
Sumitomo Realty & Development Co. Ltd.	—	(a)	4
Suntory Beverage & Food Ltd.	—	(a)	4
Suzuki Motor Corp.	—	(a)	9
T&D Holdings, Inc.	1		14
Taisei Corp.	—	(a)	6
Takeda Pharmaceutical Co. Ltd.	1		23
TDK Corp.	—	(a)	4
Terumo Corp.	1		28
Tohoku Electric Power Co., Inc.	—	(a)	2
Tokio Marine Holdings, Inc.	1		38
Tokyo Electric Power Co. Holdings, Inc. *	—	(a)	1
Tokyo Electron Ltd.	—	(a)	44
Tokyo Gas Co. Ltd.	1		11
TOPPAN, Inc.	—	(a)	2
Toshiba Corp.	—	(a)	8
TOTO Ltd.	—	(a)	5
Toyota Motor Corp.	15		267
Toyota Tsusho Corp.	—	(a)	4
Unicharm Corp.	—	(a)	13
Yakult Honsha Co. Ltd.	—	(a)	10
Yamada Holdings Co. Ltd.	1		3
Yamato Holdings Co. Ltd.	1		15
Yaskawa Electric Corp.	—	(a)	5
Z Holdings Corp.	—	(a)	3
ZOZO, Inc.	—	(a)	4

			3,297

Macau — 0.0% (d)
Galaxy Entertainment Group Ltd. *	1		5
Sands China Ltd. *	3		7

			12

Mexico — 0.1%
Wal-Mart de Mexico SAB de CV (c)	49		166

Netherlands — 1.0%
Adyen NV * (b)	—	(a)	47
Akzo Nobel NV	—	(a)	35
ASML Holding NV	1		790
Heineken NV	—	(a)	8
ING Groep NV	2		33
Koninklijke Ahold Delhaize NV	1		32
Koninklijke DSM NV	—	(a)	47
Koninklijke KPN NV	10		31
Koninklijke Philips NV	—	(a)	18
NN Group NV	1		52
Randstad NV	—	(a)	5
Royal Dutch Shell plc, Class A	2		39
Royal Dutch Shell plc, Class B	2		45
Wolters Kluwer NV	1		57

			1,239

New Zealand — 0.0% (d)
Fisher & Paykel Healthcare Corp. Ltd.	—	(a)	5
Xero Ltd. *	—	(a)	9

			14

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

Russia — 0.1%
Sberbank of Russia PJSC, ADR	5		99

Singapore — 0.2%
Ascendas, REIT	1		2
CapitaLand Integrated Commercial Trust, REIT	3		4
Capitaland Investment Ltd. *	3		7
DBS Group Holdings Ltd.	8		175
Oversea-Chinese Banking Corp. Ltd.	2		13
Singapore Exchange Ltd.	1		5
Singapore Technologies Engineering Ltd.	1		2
Singapore Telecommunications Ltd.	2		4
United Overseas Bank Ltd.	—	(a)	4
Venture Corp. Ltd.	—	(a)	3

			219

South Africa — 0.2%
Anglo American plc	6		211

South Korea — 0.6%
Delivery Hero SE * (b)	1		161
Samsung Electronics Co. Ltd.	9		565

			726

Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA	8		54
Banco Santander SA	4		15
CaixaBank SA	11		34
Cellnex Telecom SA (b)	3		163
Endesa SA	2		35
Iberdrola SA	30		300
Industria de Diseno Textil SA	1		48

			649

Sweden — 0.7%
Atlas Copco AB, Class A	4		224
Atlas Copco AB, Class B	—	(a)	9
Boliden AB *	1		19
Investor AB, Class B	1		12
Lundin Energy AB	1		28
Sandvik AB	2		36
SKF AB, Class B	1		29
Svenska Handelsbanken AB, Class A	17		190
Telefonaktiebolaget LM Ericsson, Class B (c)	1		11
Volvo AB, Class B	17		381

			939

Switzerland — 1.5%
ABB Ltd. (Registered)	1		27
Adecco Group AG (Registered)	—	(a)	16
Alcon, Inc.	—	(a)	7
Cie Financiere Richemont SA (Registered)	—	(a)	19
Givaudan SA (Registered)	—	(a)	64
Holcim Ltd. *	—	(a)	22
Lonza Group AG (Registered)	—	(a)	247
Nestle SA (Registered)	5		554
Novartis AG (Registered)	2		141
Partners Group Holding AG	—	(a)	6
Roche Holding AG	1		193
SGS SA (Registered)	—	(a)	204
Sika AG (Registered)	—	(a)	37
STMicroelectronics NV	—	(a)	8
Straumann Holding AG (Registered)	—	(a)	9
UBS Group AG (Registered)	2		33
Zurich Insurance Group AG	1		308

			1,895

Taiwan — 0.5%
Sea Ltd., ADR *	1		224
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4		439

			663

United Kingdom — 1.9%
3i Group plc	3		48
Ashtead Group plc	—	(a)	10
AstraZeneca plc	1		107
Barclays plc	10		25
Berkeley Group Holdings plc	1		30
BP plc	51		233
British American Tobacco plc	1		31
CK Hutchison Holdings Ltd.	2		10
DCC plc	—	(a)	29
Diageo plc	12		569
Experian plc	—	(a)	8
GlaxoSmithKline plc	2		44
HSBC Holdings plc	8		40
InterContinental Hotels Group plc *	1		40
Intertek Group plc	—	(a)	28
Linde plc	1		212
Lloyds Banking Group plc	86		53
London Stock Exchange Group plc	1		123
Next plc	—	(a)	31
Persimmon plc	4		147
Prudential plc	1		27
Reckitt Benckiser Group plc	1		71
RELX plc	7		211
RELX plc	2		66
Smith & Nephew plc	1		9
Standard Chartered plc	5		28
Taylor Wimpey plc	64		133
Unilever plc	1		33
Unilever plc	1		36

			2,432

United States — 30.7%
AbbVie, Inc.	5		547
Advanced Micro Devices, Inc. *	3		307
Agios Pharmaceuticals, Inc. *	1		34
Airbnb, Inc., Class A *	—	(a)	37
Alleghany Corp. *	—	(a)	49
Alnylam Pharmaceuticals, Inc. *	—	(a)	78
Alphabet, Inc., Class A *	—	(a)	51
Alphabet, Inc., Class C * (e)	1		1,647
Altice USA, Inc., Class A *	—	(a)	2
Amazon.com, Inc. * (e)	—	(a)	1,606
American Electric Power Co., Inc.	1		60
American Express Co.	—	(a)	83
American Homes 4 Rent, Class A, REIT	1		55
American International Group, Inc.	3		162

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

AmerisourceBergen Corp.	1		79
AMETEK, Inc.	1		104
Analog Devices, Inc.	2		387
Apple Hospitality REIT, Inc., REIT	1		20
Apple, Inc. (e)	10		1,463
Arrow Electronics, Inc. *	—	(a)	14
AutoZone, Inc. *	—	(a)	136
Axalta Coating Systems Ltd. *	1		31
Bank of America Corp.	8		361
Berkshire Hathaway, Inc., Class B *	1		224
Best Buy Co., Inc.	1		55
Biogen, Inc. *	1		146
BlackRock, Inc.	—	(a)	132
Blackstone, Inc.	2		214
Booking Holdings, Inc. *	—	(a)	425
Booz Allen Hamilton Holding Corp.	1		59
Boston Scientific Corp. *	7		284
Bright Horizons Family Solutions, Inc. *	1		74
Bristol-Myers Squibb Co.	8		468
Brixmor Property Group, Inc., REIT	3		64
Bumble, Inc., Class A *	2		92
Cabot Oil & Gas Corp.	3		69
Capital One Financial Corp.	2		263
Carlisle Cos., Inc. (e)	—	(a)	59
CarMax, Inc. *	1		91
Catalent, Inc. *	1		116
CBRE Group, Inc., Class A *	1		62
CenterPoint Energy, Inc.	3		78
Ceridian HCM Holding, Inc. *	1		94
CF Industries Holdings, Inc.	1		50
Charles Schwab Corp. (The)	3		243
Charter Communications, Inc., Class A *	—	(a)	331
Chevron Corp.	1		78
Chubb Ltd.	—	(a)	73
Cigna Corp.	1		154
Cisco Systems, Inc.	1		52
Citigroup, Inc.	1		83
Citizens Financial Group, Inc.	3		122
CNA Financial Corp.	1		28
Coca-Cola Co. (The)	7		360
Columbia Sportswear Co.	—	(a)	41
Comcast Corp., Class A	5		288
CommScope Holding Co., Inc. *	3		47
Confluent, Inc., Class A *	1		59
ConocoPhillips	9		618
Constellation Brands, Inc., Class A	1		229
Cooper Cos., Inc. (The)	—	(a)	103
Copart, Inc. *	1		127
Coty, Inc., Class A *	3		21
Cracker Barrel Old Country Store, Inc.	—	(a)	24
Cree, Inc. *	1		56
Crowdstrike Holdings, Inc., Class A *	—	(a)	77
CVS Health Corp.	1		90
Deere & Co.	—	(a)	164
Delta Air Lines, Inc. *	2		80
Dexcom, Inc. *	—	(a)	155
Diamondback Energy, Inc.	—	(a)	27
Discover Financial Services	—	(a)	61
DISH Network Corp., Class A *	1		54
Dollar General Corp.	—	(a)	46
Dover Corp.	1		108
DraftKings, Inc., Class A * (c)	2		83
EastGroup Properties, Inc., REIT	—	(a)	51
Eastman Chemical Co.	2		231
Eaton Corp. plc	2		258
Edison International	1		38
Energizer Holdings, Inc.	1		50
Entegris, Inc.	1		132
Entergy Corp.	—	(a)	36
EOG Resources, Inc.	1		92
Equifax, Inc.	—	(a)	64
Equitrans Midstream Corp.	2		18
Estee Lauder Cos., Inc. (The), Class A	—	(a)	92
Exact Sciences Corp. *	1		62
Exelixis, Inc. *	3		57
Facebook, Inc., Class A *	1		396
Federal Realty Investment Trust, REIT	—	(a)	39
FedEx Corp.	1		184
Ferguson plc	2		271
First Republic Bank	1		106
Five9, Inc. *	—	(a)	68
FleetCor Technologies, Inc. *	1		163
Fortune Brands Home & Security, Inc.	2		155
Freeport-McMoRan, Inc.	3		85
Gap, Inc. (The)	3		66
Garmin Ltd.	1		99
Generac Holdings, Inc. *	—	(a)	176
General Dynamics Corp.	—	(a)	69
Global Payments, Inc.	1		129
Graphic Packaging Holding Co.	2		35
Hartford Financial Services Group, Inc. (The)	1		90
HCA Healthcare, Inc.	—	(a)	31
Home Depot, Inc. (The)	1		236
Honeywell International, Inc.	—	(a)	80
Horizon Therapeutics plc *	1		140
HubSpot, Inc. *	—	(a)	131
IHS Markit Ltd.	1		92
Ingersoll Rand, Inc. *	8		392
Insulet Corp. *	—	(a)	49
InterActiveCorp. *	—	(a)	35
International Business Machines Corp.	—	(a)	40
Intuit, Inc.	—	(a)	162
Intuitive Surgical, Inc. *	—	(a)	144
Invesco Ltd.	2		37
ITT, Inc.	1		57
James Hardie Industries plc, CHDI	—	(a)	11
Jazz Pharmaceuticals plc *	1		68
JB Hunt Transport Services, Inc.	—	(a)	44
Johnson & Johnson	1		115
Keurig Dr Pepper, Inc.	1		45
Keysight Technologies, Inc. *	1		125
Kimco Realty Corp., REIT	4		76
Kinder Morgan, Inc.	4		69
Kohl’s Corp.	1		45
Kraft Heinz Co. (The)	2		67
Lam Research Corp.	—	(a)	170
Lamar Advertising Co., Class A, REIT	—	(a)	17

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Las Vegas Sands Corp. *	1		41
Leidos Holdings, Inc.	1		65
Liberty Broadband Corp., Class C *	1		88
Liberty Media Corp.-Liberty SiriusXM, Class A *	1		65
Liberty Media Corp.-Liberty SiriusXM, Class C *	3		133
Loews Corp. (e)	3		153
Lowe’s Cos., Inc.	1		193
Lyft, Inc., Class A *	8		450
M&T Bank Corp.	1		148
Marathon Petroleum Corp.	1		64
Marsh & McLennan Cos., Inc.	—	(a)	55
Martin Marietta Materials, Inc.	—	(a)	78
Mastercard, Inc., Class A (e)	2		776
Match Group, Inc. *	1		88
McDonald’s Corp.	2		404
McKesson Corp.	—	(a)	93
Medtronic plc	1		70
Merck & Co., Inc.	1		49
Mettler-Toledo International, Inc. *	—	(a)	87
Microchip Technology, Inc.	—	(a)	72
Microsoft Corp. (e)	7		1,902
Mid-America Apartment Communities, Inc., REIT	—	(a)	78
Mohawk Industries, Inc. *	—	(a)	69
Molson Coors Beverage Co., Class B	—	(a)	16
MongoDB, Inc. *	—	(a)	108
Morgan Stanley	1		57
Motorola Solutions, Inc.	—	(a)	53
Murphy USA, Inc.	1		88
Natera, Inc. *	1		76
National Vision Holdings, Inc. *	1		53
Netflix, Inc. *	—	(a)	264
Newell Brands, Inc.	3		58
Nexstar Media Group, Inc., Class A	—	(a)	51
NextEra Energy, Inc.	5		397
NIKE, Inc., Class B	1		139
Norfolk Southern Corp.	1		194
Northern Trust Corp.	1		68
Northrop Grumman Corp.	—	(a)	70
NVIDIA Corp.	2		364
Oatly Group AB, ADR *	2		28
Old Dominion Freight Line, Inc.	1		176
Open Lending Corp., Class A *	1		23
O’Reilly Automotive, Inc. *	1		437
Organon & Co.	1		32
Packaging Corp. of America	1		91
Palo Alto Networks, Inc. *	—	(a)	81
PayPal Holdings, Inc. *	1		223
PG&E Corp. *	3		33
Philip Morris International, Inc.	1		58
Phillips 66	1		48
PNC Financial Services Group, Inc. (The)	1		123
Post Holdings, Inc. *	1		86
Procter & Gamble Co. (The)	3		437
Progressive Corp. (The)	3		280
Prologis, Inc., REIT	2		236
Public Storage, REIT	—	(a)	78
QUALCOMM, Inc.	1		160
Quanta Services, Inc.	1		129
Ralph Lauren Corp.	—	(a)	50
Rayonier, Inc., REIT	2		74
Raytheon Technologies Corp.	1		107
Regeneron Pharmaceuticals, Inc. *	1		387
Roku, Inc. *	—	(a)	116
Royal Caribbean Cruises Ltd. *	1		97
Royalty Pharma plc, Class A	1		47
S&P Global, Inc.	—	(a)	93
Schneider Electric SE	3		509
Seagate Technology Holdings plc	3		223
ServiceNow, Inc. *	—	(a)	115
Signature Bank	—	(a)	75
Snap, Inc., Class A *	1		94
Snowflake, Inc., Class A *	—	(a)	86
SolarEdge Technologies, Inc. *	—	(a)	104
Southwest Airlines Co. *	3		162
Stanley Black & Decker, Inc.	1		187
State Street Corp.	4		373
Stellantis NV	3		53
Sun Communities, Inc., REIT	1		134
SVB Financial Group *	—	(a)	65
SYNNEX Corp.	1		64
Synopsys, Inc. *	—	(a)	106
Sysco Corp.	1		54
T. Rowe Price Group, Inc.	—	(a)	57
Teradyne, Inc.	1		65
Tesla, Inc. *	1		553
Texas Instruments, Inc. (e)	—	(a)	83
Thermo Fisher Scientific, Inc.	1		374
Timken Co. (The)	—	(a)	29
T-Mobile US, Inc. *	2		227
Tractor Supply Co.	—	(a)	101
Trane Technologies plc	3		523
Travelers Cos., Inc. (The)	1		154
Truist Financial Corp.	6		328
Uber Technologies, Inc. *	2		100
UiPath, Inc., Class A * (c)	—	(a)	24
UnitedHealth Group, Inc.	2		669
US Bancorp	2		90
Verizon Communications, Inc.	3		167
Vertex Pharmaceuticals, Inc. *	1		135
Viatris, Inc.	3		37
Walt Disney Co. (The) *	1		114
Wells Fargo & Co.	13		590
Welltower, Inc., REIT	—	(a)	27
Westrock Co.	1		65
Weyerhaeuser Co., REIT	3		104
Williams Cos., Inc. (The)	2		62
Workday, Inc., Class A *	1		127
Xcel Energy, Inc.	2		96
Yum! Brands, Inc.	—	(a)	34
Zebra Technologies Corp., Class A *	—	(a)	109
Zimmer Biomet Holdings, Inc.	3		438
Zscaler, Inc. *	1		176

			39,373

TOTAL COMMON STOCKS (Cost $46,220)			64,309

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
INVESTMENT COMPANIES — 22.3%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (f)		141	5,860
JPMorgan High Yield Fund Class R6 Shares (f)		1,266	9,253
JPMorgan Income Fund Class R6 Shares (f)		942	8,944
JPMorgan Large Cap Value Fund Class R6 Shares (f)		238	4,595

TOTAL INVESTMENT COMPANIES (Cost $25,195)			28,652

	Principal Amount ($000)
FOREIGN GOVERNMENT SECURITIES — 10.8%
Australia — 0.3%
Commonwealth of Australia
2.25%, 11/21/2022	AUD	65	48
0.50%, 9/21/2026 (b)	AUD	80	57
2.75%, 11/21/2027 (b)	AUD	135	108
1.00%, 12/21/2030 (b)	AUD	45	31
1.00%, 11/21/2031 (b)	AUD	44	30
3.75%, 4/21/2037 (b)	AUD	40	36
2.75%, 5/21/2041 (b)	AUD	1	1
3.00%, 3/21/2047 (b)	AUD	19	15
1.75%, 6/21/2051 (b)	AUD	20	13

			339

Belgium — 0.3%
Kingdom of Belgium
0.80%, 6/22/2027 (b)	EUR	60	74
0.10%, 6/22/2030 (b)	EUR	50	59
3.00%, 6/22/2034 (b)	EUR	69	107
1.90%, 6/22/2038 (b)	EUR	30	43
1.60%, 6/22/2047 (b)	EUR	11	15
1.70%, 6/22/2050 (b)	EUR	5	7
2.15%, 6/22/2066 (b)	EUR	17	27

			332

Canada — 0.3%
Canada Government Bond
2.00%, 9/1/2023	CAD	62	50
1.50%, 9/1/2024	CAD	72	58
1.25%, 3/1/2025	CAD	7	6
0.50%, 9/1/2025	CAD	63	49
0.25%, 3/1/2026	CAD	43	33
1.00%, 6/1/2027	CAD	30	23
0.50%, 12/1/2030	CAD	132	96
5.00%, 6/1/2037	CAD	15	17
3.50%, 12/1/2045	CAD	9	9
2.75%, 12/1/2048	CAD	69	63
2.75%, 12/1/2064	CAD	3	3

			407

China — 0.1%
Export-Import Bank of China (The)
0.75%, 5/28/2023 (b)	EUR	100	117

Denmark — 0.0% (d)
Kingdom of Denmark
1.50%, 11/15/2023	DKK	36	6
1.75%, 11/15/2025	DKK	28	5
0.50%, 11/15/2027	DKK	10	1
0.50%, 11/15/2029 (b)	DKK	86	14
4.50%, 11/15/2039	DKK	108	29
0.25%, 11/15/2052 (b)	DKK	60	9

			64

France — 1.2%
French Republic
0.00%, 3/25/2023 (b)	EUR	39	46
1.75%, 11/25/2024 (b)	EUR	156	193
0.25%, 11/25/2026 (b)	EUR	246	294
0.50%, 5/25/2029 (b)	EUR	15	17
0.00%, 11/25/2029 (b)	EUR	42	49
0.00%, 11/25/2030 (b)	EUR	245	282
0.00%, 11/25/2031 (b)	EUR	20	23
1.25%, 5/25/2034 (b)	EUR	145	187
3.25%, 5/25/2045 (b)	EUR	86	155
2.00%, 5/25/2048 (b)	EUR	2	3
1.50%, 5/25/2050 (b)	EUR	73	98
0.75%, 5/25/2052 (b)	EUR	9	10
0.75%, 5/25/2053 (b)	EUR	65	71
4.00%, 4/25/2055 (b)	EUR	4	9
4.00%, 4/25/2060 (b)	EUR	1	2
1.75%, 5/25/2066 (b)	EUR	33	48

			1,487

Germany — 1.0%
Bundesobligation
0.00%, 10/10/2025 (b)	EUR	239	284
Bundesrepublik Deutschland
0.00%, 2/15/2031 (b)	EUR	351	416
0.00%, 8/15/2031 (b)	EUR	90	106
0.00%, 5/15/2035 (b)	EUR	61	70
2.50%, 7/4/2044 (b)	EUR	44	78
1.25%, 8/15/2048 (b)	EUR	34	50
0.00%, 8/15/2050 (b)	EUR	32	35
Bundesschatzanweisungen
0.00%, 6/16/2023 (b)	EUR	185	217

			1,256

Italy — 2.0%
Buoni Poliennali del Tesoro
1.20%, 4/1/2022 (b)	EUR	260	304
1.45%, 9/15/2022 (b)	EUR	76	90
0.00%, 1/15/2024 (b)	EUR	167	195
0.35%, 2/1/2025 (b)	EUR	490	577
1.40%, 5/26/2025 (b)	EUR	89	113
1.85%, 7/1/2025 (b)	EUR	36	45
0.50%, 2/1/2026 (b)	EUR	57	67

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
0.00%, 4/1/2026 (b)	EUR	150	173
1.60%, 6/1/2026 (b)	EUR	24	30
2.80%, 12/1/2028 (b)	EUR	190	256
3.00%, 8/1/2029 (b)	EUR	14	19
1.35%, 4/1/2030 (b)	EUR	133	163
0.95%, 12/1/2031 (b)	EUR	50	58
1.65%, 3/1/2032 (b)	EUR	39	48
2.45%, 9/1/2033 (b)	EUR	9	12
2.25%, 9/1/2036 (b)	EUR	166	218
4.00%, 2/1/2037 (b)	EUR	19	30
4.75%, 9/1/2044 (b)	EUR	19	35
1.50%, 4/30/2045 (b)	EUR	50	56
3.45%, 3/1/2048 (b)	EUR	35	55
3.85%, 9/1/2049 (b)	EUR	14	24
2.80%, 3/1/2067 (b)	EUR	14	19

			2,587

Japan — 3.4%
Japan Government Bond
0.10%, 12/20/2022	JPY	9,400	85
0.60%, 12/20/2023	JPY	41,800	381
0.10%, 9/20/2024	JPY	12,600	114
0.10%, 12/20/2024	JPY	55,400	501
0.10%, 3/20/2025	JPY	3,500	32
0.30%, 12/20/2025	JPY	25,650	234
0.10%, 12/20/2027	JPY	36,450	331
0.10%, 9/20/2029	JPY	750	7
0.10%, 3/20/2030	JPY	52,800	478
1.50%, 3/20/2034	JPY	65,250	682
0.60%, 12/20/2037	JPY	35,950	337
2.50%, 3/20/2038	JPY	500	6
0.30%, 12/20/2039	JPY	51,700	457
1.70%, 9/20/2044	JPY	50	1
1.40%, 12/20/2045	JPY	6,300	67
0.80%, 3/20/2047	JPY	21,350	202
0.40%, 9/20/2049	JPY	19,900	168
0.40%, 12/20/2049	JPY	4,500	38
0.90%, 3/20/2057	JPY	19,200	182

			4,303

Netherlands — 0.1%
Kingdom of Netherlands
0.25%, 7/15/2029 (b)	EUR	20	24
0.00%, 7/15/2031 (b)	EUR	70	82
0.50%, 1/15/2040 (b)	EUR	28	34
2.75%, 1/15/2047 (b)	EUR	20	37
0.00%, 1/15/2052 (b)	EUR	13	14

			191

Qatar — 0.2%
State of Qatar
3.88%, 4/23/2023 (g)		200	210

South Korea — 0.1%
Export-Import Bank of Korea
0.38%, 3/26/2024 (b)	EUR	100	118

Spain — 0.8%
Bonos and Obligaciones del Estado
0.00%, 4/30/2023	EUR	84	98
0.25%, 7/30/2024 (b)	EUR	66	78
1.60%, 4/30/2025 (b)	EUR	170	211
1.40%, 7/30/2028 (b)	EUR	163	207
1.45%, 4/30/2029 (b)	EUR	31	39
1.95%, 7/30/2030 (b)	EUR	2	3
0.10%, 4/30/2031 (b)	EUR	111	125
2.35%, 7/30/2033 (b)	EUR	8	11
1.85%, 7/30/2035 (b)	EUR	15	20
4.20%, 1/31/2037 (b)	EUR	31	54
1.20%, 10/31/2040 (b)	EUR	98	117
1.00%, 7/30/2042 (b)	EUR	25	29
2.70%, 10/31/2048 (b)	EUR	25	38
3.45%, 7/30/2066 (b)	EUR	13	23

			1,053

Sweden — 0.0% (d)
Kingdom of Sweden
2.50%, 5/12/2025	SEK	90	11
0.75%, 5/12/2028	SEK	270	32
0.75%, 11/12/2029 (b)	SEK	40	5
2.25%, 6/1/2032 (b)	SEK	15	2
3.50%, 3/30/2039	SEK	45	7

			57

United Kingdom — 1.0%
United Kingdom of Great Britain and Northern Ireland
0.75%, 7/22/2023 (b)	GBP	13	18
0.63%, 6/7/2025 (b)	GBP	188	255
6.00%, 12/7/2028 (b)	GBP	35	64
4.75%, 12/7/2038 (b)	GBP	136	281
3.50%, 1/22/2045 (b)	GBP	16	31
4.25%, 12/7/2046 (b)	GBP	100	216
1.75%, 1/22/2049 (b)	GBP	88	127
0.63%, 10/22/2050 (b)	GBP	128	141
4.25%, 12/7/2055 (b)	GBP	15	35
2.50%, 7/22/2065 (b)	GBP	62	117
3.50%, 7/22/2068 (b)	GBP	6	15

			1,300

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $14,035)			13,821

CORPORATE BONDS — 3.7%
Australia — 0.2%
Macquarie Bank Ltd.
(SOFR + 0.30%), 0.35%, 4/6/2023 (g) (h)		200	200

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)

Canada — 0.2%
Ontario Teachers’ Finance Trust
0.10%, 5/19/2028 (b)	EUR	230	266

China — 0.2%
China Development Bank
0.88%, 1/24/2024 (b)	EUR	200	236

France — 0.4%
BPCE SA
3.00%, 5/22/2022 (g)		262	267
Dexia Credit Local SA
0.75%, 1/25/2023 (b)	EUR	100	117
1.63%, 12/8/2023 (b)	GBP	100	138

			522

Netherlands — 0.1%
BNG Bank NV
4.75%, 3/6/2023 (b)	AUD	15	12
1.90%, 11/26/2025 (b)	AUD	90	67

			79

Singapore — 0.1%
Temasek Financial I Ltd.
0.50%, 3/1/2022 (b)	EUR	150	174

South Korea — 0.4%
Korea Development Bank (The)
3.00%, 9/14/2022		200	205
1.75%, 12/15/2022 (b)	GBP	100	137
0.63%, 7/17/2023 (b)	EUR	100	117

			459

United Kingdom — 0.4%
Santander UK Group Holdings plc
3.57%, 1/10/2023		359	362
Vodafone Group plc
2.50%, 9/26/2022		185	189

			551

United States — 1.7%
AbbVie, Inc.
2.90%, 11/6/2022		168	173
Amgen, Inc.
2.65%, 5/11/2022		306	310
AT&T, Inc.
2.63%, 12/1/2022		196	200
Athene Global Funding
3.00%, 7/1/2022 (g)		232	237
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (h)		359	362
DH Europe Finance II SARL
2.05%, 11/15/2022		166	169
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (h)		178	178
Morgan Stanley
2.75%, 5/19/2022		265	269
NextEra Energy Capital Holdings, Inc.
2.90%, 4/1/2022		318	322
Rockwell Automation, Inc.
0.35%, 8/15/2023 (c)		19	19

			2,239

TOTAL CORPORATE BONDS (Cost $4,708)			4,726

	Shares (000)
EXCHANGE-TRADED FUNDS — 2.0%
United States — 2.0%
Invesco S&P 500 Equal Weight ETF (c)(Cost $2,420)		17	2,567

	Principal Amount ($000
U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Notes
1.38%, 1/31/2022 (i)		2,076	2,085
0.25%, 9/30/2023		100	100

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,185)			2,185

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
United States — 0.2%
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D, 5.04%, 9/10/2045‡ (g) (j)		100	90
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K083, Class X1, IO, 0.18%, 9/25/2028 (j)		14,549	77
FREMF
Series 2018-KF46, Class B, 2.03%, 3/25/2028 (g) (j)		5	5
FREMF Mortgage Trust
Series 2017-KF32, Class B, 2.63%, 5/25/2024 (g) (j)		6	6
Series 2017-KF38, Class B, 2.58%, 9/25/2024 (g) (j)		5	5
Series 2018-KF45, Class B, 2.03%, 3/25/2025 (g) (j)		10	10
Series 2018-KF49, Class B, 1.98%, 6/25/2025 (g) (j)		3	4
Series 2019-KF63, Class B, 2.43%, 5/25/2029 (g) (j)		55	55
LB Commercial Mortgage Trust
Series 2007-C3, Class AJ, 6.10%, 7/15/2044 (j)		4	4

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)			Value ($000)
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (j)		32		14

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $283)				270

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
United States — 0.1%
American Home Mortgage Investment Trust
Series 2005-1, Class 6A, 2.16%, 6/25/2045 (j)		15		15
Banc of America Funding Trust
Series 2006-A, Class 1A1, 2.61%, 2/20/2036 (j)		11		11
Banc of America Mortgage Trust
Series 2005-A, Class 2A2, 2.50%, 2/25/2035 (j)		11		12
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-3, Class 2A1, 0.84%, 10/25/2047 (j)		—	(a)	—	(a)
GSR Mortgage Loan Trust
Series 2005-AR3, Class 1A1, 0.53%, 5/25/2035 (j)		40		40
Impac CMB Trust
Series 2004-7, Class 1A2, 1.01%, 11/25/2034 (j)		46		47
JPMorgan Mortgage Trust
Series 2005-A3, Class 4A1, 2.73%, 6/25/2035 (j)		3		3
Lehman Mortgage Trust
Series 2005-3, Class 2A3, 5.50%, 1/25/2036		6		6
Merrill Lynch Mortgage Investors Trust
Series 2007-1, Class 4A3, 2.37%, 1/25/2037 (j)		6		6
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 4A, 2.61%, 7/25/2034 (j)		12		13
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019		1		1
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR3, Class A1, 2.72%, 3/25/2035 (j)		—	(a)	—	(a)
Series 2005-AR5, Class A6, 2.80%, 5/25/2035 (j)		14		15

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $158)				169

ASSET-BACKED SECURITIES — 0.1%
United States — 0.1%
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M2, 2.56%, 11/25/2033 ‡ (j)		33		33
Bear Stearns Asset-Backed Securities Trust
Series 2004-HE5, Class M2, 1.96%, 7/25/2034 ‡ (j)		9		9
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M2, 0.91%, 3/25/2034 ‡ (j)		36		36
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 1.11%, 10/25/2033 ‡ (j)		27		27
Structured Asset Investment Loan Trust
Series 2003-BC11, Class M1, 1.06%, 10/25/2033 ‡ (j)		6		6
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2007-WF2, Class A1, 1.09%, 8/25/2037 ‡ (j)		22		22

TOTAL ASSET-BACKED SECURITIES (Cost $125)				133

SUPRANATIONAL — 0.1%
European Investment Bank
0.50%, 6/21/2023	AUD	30		22
Inter-American Development Bank
0.50%, 5/23/2023	CAD	63		50
4.40%, 1/26/2026	CAD	16		14

TOTAL SUPRANATIONAL (Cost $84)				86

	No. of Rights (000)
RIGHTS — 0.0% (d)
Australia — 0.0% (d)
Transurban Group, expiring 10/8/2021 *		—	(a)	—	(a)

France — 0.0% (d)
Veolia Environnement SA, expiring 10/1/2021 * (c)		2		1

TOTAL RIGHTS (Cost $–)				1

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)			Value ($000)
SHORT-TERM INVESTMENTS — 10.9%
CERTIFICATES OF DEPOSIT — 0.8%
Bank of Montreal
0.20%, 7/26/2022		250		250
Bank of Nova Scotia (The)
0.20%, 7/21/2022		250		250
MUFG Bank Ltd.
0.23%, 7/15/2022		250		250
Nordea Bank Abp
0.19%, 6/24/2022		250		250

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,000)				1,000

COMMERCIAL PAPER — 0.8%
Banco del Estado de Chile
0.23%, 7/14/2022 (g) (k)		250		250
HSBC USA, Inc.
0.28%, 7/15/2022 (g) (k)		250		249
NatWest Markets plc
0.22%, 4/22/2022 (g) (k)		250		250
Waste Management, Inc.
0.31%, 9/8/2022 (g) (k)		250		249

TOTAL COMMERCIAL PAPER (Cost $998)				998

FOREIGN GOVERNMENT TREASURY BILLS — 3.5%
Canadian Treasury Bills
0.18%, 2/3/2022 (k)	CAD	1,893		1,494
0.16%, 3/3/2022 (k)	CAD	1,898		1,498
0.18%, 3/31/2022 (k)	CAD	1,892		1,492

TOTAL FOREIGN GOVERNMENT TREASURY BILLS (Cost $4,580)				4,484

Investments	Shares (000)			Value ($000)
INVESTMENT COMPANIES — 3.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (f) (l) (Cost $4,486)		4,485		4,487

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (f) (l)		2,499		2,499
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (f) (l)		501		501

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $3,000)				3,000

TOTAL SHORT-TERM INVESTMENTS (Cost $14,064)				13,969

TOTAL LONG POSITIONS (Cost $109,477)				130,888

SHORT POSITIONS — (0.7)%
COMMON STOCKS — (0.4)%
China — 0.0% (d)
Alibaba Group Holding Ltd., ADR *		—	(a)	(27)

United States — (0.4)%
3M Co.		—	(a)	(53)
Alteryx, Inc., Class A *		(1)		(46)
Best Buy Co., Inc.		—	(a)	(11)
Campbell Soup Co.		(1)		(26)
Caterpillar, Inc.		—	(a)	(38)
Conagra Brands, Inc.		—	(a)	(14)
Cummins, Inc.		—	(a)	(33)
Dow, Inc.		—	(a)	(11)
Freeport-McMoRan, Inc.		—	(a)	(11)
Intel Corp.		—	(a)	(7)
Kellogg Co.		—	(a)	(14)
Micron Technology, Inc.		—	(a)	(26)
Sirius XM Holdings, Inc.		(21)		(129)
Tapestry, Inc.		(1)		(19)

				(438)

TOTAL COMMON STOCKS (Proceeds $(467))				(465)

EXCHANGE-TRADED FUNDS — (0.3)%
United States — (0.3)%
Invesco QQQ Trust *		—	(a)	(132)
iShares Russell 1000 Growth ETF		—	(a)	(132)
SPDR S&P 500 ETF Trust		—	(a)	(131)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $(397))				(395)

TOTAL SHORT POSITIONS (Proceeds $(864))				(860)

Total Investments — 101.4% (Cost $108,613)				130,028
Liabilities in Excess of Other Assets — (1.4)%				(1,801)

Net Assets — 100.0%				128,227

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Summary of Investments by Industry, September 30, 2021

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

LONG PORTFOLIO COMPOSITION BY INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Fixed Income	13.9%
Foreign Government Securities	10.7
Banks	5.3
International Equity	4.5
U.S. Equity	3.5
Foreign Government Treasury Bills	3.4
Semiconductors & Semiconductor Equipment	2.8
Software	2.5
Insurance	2.2
Capital Markets	2.1
Interactive Media & Services	2.1
Pharmaceuticals	2.0
Exchange-Traded Fund	2.0
Technology Hardware, Storage & Peripherals	1.7
Biotechnology	1.7
U.S. Treasury Notes	1.7
IT Services	1.6
Machinery	1.6
Internet & Direct Marketing Retail	1.6
Oil, Gas & Consumable Fuels	1.3
Electric Utilities	1.2
Health Care Equipment & Supplies	1.2
Specialty Retail	1.2
Beverages	1.1
Automobiles	1.1
Textiles, Apparel & Luxury Goods	1.0
Road & Rail	1.0
Others (each less than 1.0%)	18.3
Short-Term Investments	5.7

SHORT PORTFOLIO COMPOSITION BY INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Exchange-Traded Fund	45.9%
Media	14.9
Machinery	8.4
Food Products	6.3
Industrial Conglomerates	6.2
Software	5.3
Semiconductors & Semiconductor Equipment	3.8
Internet & Direct Marketing Retail	3.1
Textiles, Apparel & Luxury Goods	2.2
Chemicals	1.3
Specialty Retail	1.3
Metals & Mining	1.3

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
ADR	American Depositary Receipt
APAC	Asia Pacific
AUD	Australian Dollar
CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
DKK	Danish Krone
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
GBP	British Pound
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipts
USD	United States Dollar
(a)	Amount rounds to less than one thousand.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 is $2,875.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $2,413.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2021.
(i)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(j)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2021.

(k)	The rate shown is the effective yield as of September 30, 2021.
(l)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	11	12/2021	AUD	1,125	(22)
Canada 10 Year Bond	15	12/2021	CAD	1,696	(42)
EURO STOXX 50 Index	69	12/2021	EUR	3,216	(89)
Euro-Bund	22	12/2021	EUR	4,332	(64)
Foreign Exchange AUD/USD	20	12/2021	USD	1,446	(28)
Foreign Exchange CAD/USD	38	12/2021	USD	3,000	8
Foreign Exchange EUR/USD	61	12/2021	USD	8,844	(186)
Foreign Exchange GBP/USD	26	12/2021	USD	2,189	(56)
Foreign Exchange JPY/USD	61	12/2021	USD	6,854	(87)
Japan 10 Year Bond	1	12/2021	JPY	1,361	(3)
Japan 10 Year Bond Mini	5	12/2021	JPY	681	(2)
Long Gilt	1	12/2021	GBP	169	(5)
S&P 500 E-Mini Index	29	12/2021	USD	6,239	(262)
S&P/TSX 60 Index	5	12/2021	CAD	944	(27)
SPI 200 Index	2	12/2021	AUD	259	(8)
U.S. Treasury Long Bond	33	12/2021	USD	5,263	(132)

					(1,005)

Short Contracts
Euro-Bobl	(2)	12/2021	EUR	(313)	1
Euro-Bund	(1)	12/2021	EUR	(197)	3
Euro-Schatz	(1)	12/2021	EUR	(130)	— (a)
MSCI EAFE E-Mini Index	(27)	12/2021	USD	(3,061)	132
MSCI Emerging Markets E-Mini Index	(43)	12/2021	USD	(2,678)	86
U.S. Treasury 2 Year Note	(1)	12/2021	USD	(220)	— (a)
U.S. Treasury 5 Year Note	(4)	12/2021	USD	(491)	3
U.S. Treasury 10 Year Ultra Note	(1)	12/2021	USD	(145)	1

					226

					(779)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

SPI	Australian Securities Exchange
TSX	Toronto Stock Exchange
USD	United States Dollar
(a)	Amount rounds to less than one thousand.

Forward foreign currency exchange contracts outstanding as of September 30, 2021 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	563	USD	406	Standard Chartered Bank	10/5/2021	2
CAD	597	USD	468	BNP Paribas	10/5/2021	3
CAD	112	USD	88	Royal Bank of Canada	10/5/2021	—	(a)
GBP	1,286	USD	1,730	Barclays Bank plc	10/5/2021	2
JPY	477,570	USD	4,264	Goldman Sachs International	10/5/2021	27
SEK	630	USD	72	Barclays Bank plc	10/5/2021	—	(a)
USD	413	AUD	563	Goldman Sachs International	10/5/2021	6
USD	538	CAD	677	Barclays Bank plc	10/5/2021	4
USD	25	CAD	32	Merrill Lynch International	10/5/2021	—	(a)
USD	72	DKK	454	State Street Corp.	10/5/2021	2
USD	4,525	EUR	3,823	BNP Paribas	10/5/2021	96
USD	3,593	EUR	3,037	HSBC Bank, NA	10/5/2021	74
USD	40	EUR	34	TD Bank Financial Group	10/5/2021	1
USD	1,768	GBP	1,283	HSBC Bank, NA	10/5/2021	40
USD	36	GBP	26	Royal Bank of Canada	10/5/2021	1
USD	4,158	JPY	456,677	BNP Paribas	10/5/2021	54
USD	190	JPY	20,893	State Street Corp.	10/5/2021	2
USD	73	SEK	630	Barclays Bank plc	10/5/2021	1
USD	10,292	CAD	12,843	State Street Corp.	10/19/2021	152
USD	49	AUD	68	Barclays Bank plc	11/3/2021	—	(a)
USD	71	DKK	454	State Street Corp.	11/3/2021	—	(a)
USD	7,888	EUR	6,792	BNP Paribas	11/3/2021	16
USD	73	EUR	62	Merrill Lynch International	11/3/2021	1
JPY	3,169	USD	28	Barclays Bank plc	11/4/2021	—	(a)

Total unrealized appreciation						484

DKK	454	USD	71	State Street Corp.	10/5/2021	—	(a)
EUR	20	USD	23	Barclays Bank plc	10/5/2021	(1)
EUR	6,640	USD	7,706	BNP Paribas	10/5/2021	(15)
EUR	23	USD	27	Citibank, NA	10/5/2021	—	(a)
EUR	83	USD	97	State Street Corp.	10/5/2021	(2)
EUR	129	USD	152	TD Bank Financial Group	10/5/2021	(2)
GBP	23	USD	32	HSBC Bank, NA	10/5/2021	(1)
CAD	7,214	USD	5,766	HSBC Bank, NA	10/19/2021	(70)
EUR	36	USD	42	TD Bank Financial Group	11/3/2021	—	(a)
GBP	90	USD	124	BNP Paribas	11/3/2021	(2)
GBP	19	USD	27	TD Bank Financial Group	11/3/2021	—	(a)
USD	406	AUD	563	Standard Chartered Bank	11/3/2021	(2)
USD	468	CAD	597	BNP Paribas	11/3/2021	(3)
USD	1,730	GBP	1,286	Barclays Bank plc	11/3/2021	(2)
USD	72	SEK	630	Barclays Bank plc	11/3/2021	—	(a)
USD	4,265	JPY	477,570	Goldman Sachs International	11/4/2021	(27)
Total unrealized depreciation						(127)

Net unrealized appreciation						357

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar
(a)	Amount rounds to less than one thousand.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—		$—	$133	$133
Collateralized Mortgage Obligations
United States	—		169	—	169
Commercial Mortgage-Backed Securities
United States	—		166	104	270
Common Stocks
Australia	—		883	—	883
Austria	—		98	—	98
Belgium	—		312	—	312
Canada	637		—	—	637
China	417		595	—	1,012
Denmark	30		1,223	—	1,253
Finland	25		420	—	445
France	—		3,241	—	3,241
Germany	31		2,407	—	2,438
Hong Kong	—		735	—	735
India	462		—	—	462
Indonesia	—		185	—	185
Ireland	186		76	—	262
Italy	50		362	—	412
Japan	—		3,297	—	3,297
Macau	—		12	—	12
Mexico	166		—	—	166
Netherlands	—		1,239	—	1,239
New Zealand	—		14	—	14
Russia	99		—	—	99
Singapore	7		212	—	219
South Africa	—		211	—	211
South Korea	—		726	—	726
Spain	163		486	—	649
Sweden	—		939	—	939
Switzerland	—		1,895	—	1,895
Taiwan	663		—	—	663
United Kingdom	33		2,399	—	2,432
United States	38,529		844	—	39,373

Total Common Stocks	41,498		22,811	—	64,309

Corporate Bonds	—		4,726	—	4,726
Exchange-Traded Funds	2,567		—	—	2,567
Foreign Government Securities	—		13,821	—	13,821
Investment Companies	28,652		—	—	28,652
Rights
Australia	—	(a)	—	—	—	(a)
France	—		1	—	1

Total Rights	—	(a)	1	—	1

Supranational	—		86	—	86
U.S. Treasury Obligations	—		2,185	—	2,185
Short-Term Investments
Certificates of Deposit	—		1,000	—	1,000
Commercial Paper	—		998	—	998
Foreign Government Treasury Bills	—		4,484	—	4,484
Investment Companies	4,487		—	—	4,487

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment of Cash Collateral from Securities Loaned	$3,000	$—	$—	$3,000

Total Short-Term Investments	7,487	6,482	—	13,969

Total Investments in Securities	$80,204	$50,447	$237	$130,888

Liabilities
Common Stocks	$(465)	$—	$—	$(465)
Exchange-Traded Funds	(395)	—	—	(395)

Total Liabilities in Securities Sold Short	$(860)	$—	$—	$(860)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$—	$484	$—	$484
Futures Contracts	234	—	—	234
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	—	(127)	—	(127)
Futures Contracts	(1,013)	—	—	(1,013)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(779)	$357	$—	$(422)

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2021
Investments in Securities:
Asset-Backed Securities	$458	$17	$(21)	$1		$—	$(322)	$—	$—	$133
Collateralized Mortgage Obligations	873	4	(9)	—	(a)	—	(868)	—	—	—
Commercial Mortgage-Backed Securities	782	11	10	—	(a)	—	(699)	—	—	104

Total	$2,113	$32	$(20)	$1		$—	$(1,889)	$—	$—	$237

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $1.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Emerging Markets Equity Fund Class R6 Shares(a)	$12,847	$260	$6,903	$1,582		$(1,926)	$5,860	141	$—		$—
JPMorgan High Yield Fund Class R6 Shares(a)	19,120	3,204	13,455	854		(470)	9,253	1,266	464		—
JPMorgan Income Fund Class R6 Shares(a)	—	9,000	—	—		(56)	8,944	942	123		—
JPMorgan Large Cap Value Fund Class R6 Shares(a)	—	7,870	3,607	7		325	4,595	238	40		—
JPMorgan Mortgage-Backed Securities Fund Class R6 Shares(a)	1,187	12	1,194	(14)		9	—	—	12		—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	6,489	50,990	52,993	—	(c)	1	4,487	4,485	3		—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	600	24,000	22,101	—	(c)	— (c)	2,499	2,499	2		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	133	24,675	24,307	—		—	501	501	—	(c)	—

Total	$40,376	$120,011	$124,560	$2,429		$(2,117)	$36,139		$644		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Portfolio used instruments including futures contracts and forward foreign currency exchange contracts, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Portfolio can invest, to hedge portfolio investments or to generate income or gain to the Portfolio. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Portfolio may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Portfolio to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Portfolio’s risk of loss associated with these instruments may exceed their value.

The Portfolio is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Portfolio’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Portfolio in the event the Portfolio’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Portfolio to exercise rights, to the extent not otherwise waived, against a counterparty (e.g. decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Portfolio often include the ability to terminate (i.e. close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Portfolio. The ISDA agreements give the Portfolio and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Portfolio.

Notes (1) — (2) below describe the various derivatives used by the Portfolio.

(1). Futures Contracts — The Portfolio used currency, index and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuations or a particular countries or regions. The Portfolio also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Portfolio periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Portfolio may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Portfolio to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss. The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Portfolio’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Portfolio’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Portfolio is exposed to foreign currency risks associated with some or all of the portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Portfolio also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Portfolio also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Portfolio’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Portfolio may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.